Share capital	6 Months Ended
Jun. 30, 2026
Share capital
Summary of share capital

9Share capital

a. Share capital:

In 2023, the Group restructured its authorized shares and issued ordinary shares as detailed below:

(a)	The number of ordinary shares which the Group is authorized to issue has been decreased to 20,000,000 ordinary shares by the consolidation of every 25 ordinary shares of US$0.0001 par value each currently in issue into 1 ordinary share of US$0.0025 par value each; and
(b)	the issued ordinary shares have been combined into a small number of shares, resulting in every 25 issued ordinary share being combined into 1 ordinary share with a par value of US$0.0025 each.

Following the restructuring, the Group is authorized to issue 20,000,000 ordinary shares and 55,000,000 preference shares. The restructuring was approved on 4 January 2023 and became effective on 25 January 2023.

The below table sets out the Group’s share structure during the period ended 30 June 2026 and the year ended 31 December 2025:

	At 30 June 2026		At 31 December 2025
	Authorized	Issued	Authorized	Issued
Class A ordinary shares	20,000,000	9,964,344	20,000,000	9,964,344
Preferred shares	55,000,000	—	55,000,000	—
	75,000,000	9,964,344	75,000,000	9,964,344

	At 30 June 2026		At 31 December 2025
	Number	Share	Number	Share
	of shares	capital	of shares	capital
Issuance of shares in the normal course of business	5,191,300	12,976	5,191,300	12,976
Issuance of shares to Swvl Inc. shareholders	3,411,410	8,529	3,411,410	8,529
Issuance of shares to SPAC shareholders	557,960	1,395	557,960	1,395
Conversion of convertible notes	645,018	1,613	645,018	1,613
Issuance of shares to PIPE investors	158,656	397	158,656	397
Other shares	—	—	—	—
	9,964,344	24,910	9,964,344	24,910

9Share capital (Continued)

b. Share premium:

At 30 June 2026
Share Premium
Issuance of shares to shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs	121,077,329
Other shares issued during the period	—
395,566,625
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
311,548,404
Issuance of shares in the normal course of business	42,630,925
354,179,329

At 31 December 2025
Share Premium
Issuance of shares to shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs	121,077,329
395,566,625
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
311,548,404
Issuance of shares in the normal course of business	42,630,925
354,179,329